Other financial liabilities	12 Months Ended
Dec. 31, 2021
Other financial liabilities
Other financial liabilities

19 Other financial liabilities

Other financial liabilities consist of customer deposits designated at fair value and debt securities in issue classified as designated at fair value and amortised cost.

For accounting policy information see Accounting policies notes 10 and 14.

	2021	2020
	£m	£m
Customer deposits - designated as at fair value through profit or loss	568	796
Debt securities in issue
- designated as at fair value through profit or loss	1,103	1,607
- amortised cost	47,655	43,408
Total	49,326	45,811